Discontinued Operation - Additional Information (Detail) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2018		Dec. 31, 2017		Dec. 31, 2016
Disclosure of analysis of single amount of discontinued operations [line items]
Total comprehensive income net of tax	[1]	€ 4,381		€ 3,774		€ 4,714
Total comprehensive income attributable to equity holders	[1]	4,250		3,665		4,714
Total comprehensive income attributable to non-controlling interests	[1]	132		109		0
Profit (loss) from discontinued operations	[1]	0		0		441
Notes exchanged into ordinary shares		€ 13,724	[2]	€ 15,968	[2]	17,223
Discontinued operations [member]
Disclosure of analysis of single amount of discontinued operations [line items]
Profit (loss) from discontinued operations						€ 448
NN Group [member]
Disclosure of analysis of single amount of discontinued operations [line items]
Interest held						25.75%

[1]
1 The amounts for the period ended 31 December 2018 have been prepared in accordance with IFRS 9, the adoption of IFRS 9 led to new presentation requirements; prior period amounts have not been restated.

[2]
1 The amounts for the period ended 31 December 2018 have been prepared in accordance with IFRS 9, the adoption of IFRS 9 led to new presentation requirements; prior period amounts have not been restated. References relate to the accompanying notes. These are an integral part of the Consolidated financial statements. Reference is made to Note ##20FPolicies 'Accounting policies' for information on Changes in accounting principles, estimates and presentation of the consolidated financial statements and related notes.